UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/15

Date of reporting period: 09/30/15

Item 1.	Schedule of Investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
British Virgin Islands
Private Equity (0.06% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		$633,366

Total British Virgin Islands		633,366

Cayman Islands
Energy (2.28% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		16,977,310
Sentient Global Resources Fund IV, L.P.		7,686,147
Private Equity (24.61% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		190,436
CX Partners Fund Ltd (1)(2)		28,457,802
Gavea Investment Fund II A, L.P.		696,104
Gavea Investment Fund III A, L.P. (1)		8,074,154
Hillcrest Fund, L.P. (2)		9,198,329
India Asset Recovery Fund L.P.		193,094
J.C. Flowers III LP (1)		12,530,623
LC Fund IV, L.P. (1)(2)		22,831,233
New Horizon Capital III, L.P. (1)		28,346,115
Northstar Equity Partners III (1)		6,152,410
Orchid Asia IV, L.P. (1)		4,920,600
Reservoir Capital Partners (Cayman), L.P.		12,362,347
Tiger Global Private Investment Partners IV, L.P. (1)		9,310,171
Tiger Global Private Investment Partners V, L.P. (1)		20,630,209
Tiger Global Private Investment Partners VI, L.P.		14,214,769
Trustbridge Partners II, L.P. (1)		30,081,051
Trustbridge Partners III, L.P. (1)(2)		38,082,156
Trustbridge Partners IV, L.P. (1)		20,456,552
Real Estate (1.74% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		9,814,611
Phoenix Asia Real Estate Investments II, L.P.		7,352,041
Phoenix Real Estate Fund (T) L.P. (2)		1,681,886

Total Cayman Islands		310,240,150

Guernsey
Private Equity (0.44% of Partners’ Capital)
Mid Europa Fund III LP (1)		4,761,485

Total Guernsey		4,761,485

See accompanying notes to Financial Statements.

1

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom
Private Equity (0.40% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		4,290,464
Real Estate (0.45% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P. (1)		893,035
Patron Capital, L.P. II (1)		299,996
Patron Capital, L.P. III		3,685,369

Total United Kingdom		9,168,864

United States
Energy (14.37% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		2,758,980
ArcLight Energy Partners Fund V, L.P. (1)		5,535,975
CamCap Resources, L.P.		13,048
EnCap Energy Capital Fund VII-B LP (1)		2,325,387
EnCap Energy Infrastructure TE Feeder, L.P. (1)(2)		3,178,542
Energy & Minerals Group Fund II, L.P. (1)		18,011,225
Intervale Capital Fund, L.P. (1)		5,792,441
Merit Energy Partners G, L.P. (1)		18,014,427
Midstream & Resources Follow-On Fund, L.P. (1)(2)		24,653,906
NGP Energy Technology Partners II, L.P. (1)		5,114,862
NGP IX Offshore Fund, L.P. (1)		11,266,652
NGP Midstream & Resources, L.P. (1)		15,375,553
Quantum Parallel Partners V, L.P. (2)		34,744,532
Tenaska Power Fund II-A, L.P. (1)(2)		8,993,719
Event-Driven (5.86% of Partners’ Capital)
BDCM Partners I, L.P. (2)		19,846,809
Credit Distressed Blue Line Fund, L.P. (3)		11,440,797
Fortelus Special Situations Fund LP (2)		2,370,436
Harbinger Capital Partners Fund I, L.P. (3)		23,592,026
Harbinger Capital Partners Fund II, L.P.		1,796,171
Harbinger Capital Partners Special Situations Fund, L.P.		1,859,212
Harbinger Class L Holdings (U.S.), LLC		56,728
Harbinger Class LS Holdings (U.S.) Trust (2)	3,225	679,863
Harbinger Class PE Holdings (U.S.) Trust	6	784,611
Prospect Harbor Credit Partners LP		1,079,737
Global Macro and Trading (2.15% of Partners’ Capital)
Blueshift Energy Fund, LP (2)		23,305,403
Passport Global Strategies III Ltd. (2)	1,896	42,490
Private Equity (31.54% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.		2,740,812
Advent Latin American Private Equity Fund V-F L.P.		9,830,040
BDCM Opportunity Fund II, L.P. (1)		9,137,288
Black River Commodity Multi-Strategy Fund LLC		195,236
Capital Royalty Partners LP (1)		737,182
Catterton Growth Partners, L.P.		14,792,692
CCM Small Cap Value Qualified Fund, L.P. (3)		621,042
Chrysalis Ventures III, L.P.		2,071,599
Crosslink Crossover Fund IV, L.P. (2)		456,470
Crosslink Crossover Fund V, L.P.		3,347,168
Crosslink Crossover Fund VI, L.P.		17,286,732
Dace Ventures I, LP (2)		1,121,000
Fairhaven Capital Partners, L.P.		7,979,988
Founders Fund III, LP		22,652,278

See accompanying notes to Financial Statements.

2

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Founders Fund IV, LP		26,013,714
Garrison Opportunity Fund II A LLC		11,903,239
Garrison Opportunity Fund LLC (2)		11,357,597
HealthCor Partners Fund, L.P. (2)		7,767,494
Highland Credit Strategies Liquidation Vehicle Onshore		1,706,088
Ithan Creek Partners, L.P.		6,841,312
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III L.P. (1)		8,926,882
Middle East North Africa Opportunities Fund, L.P. (1)(3)	3,969	350,377
Monomoy Capital Partners II, L.P.		4,114,446
Monomoy Capital Partners, L.P.		1,470,084
Pine Brook Capital Partners, L.P. (1)		14,930,752
Pinto America Growth Fund, L.P. (1)		2,111,340
Private Equity Investment Fund IV, L.P. (1)(2)		6,106,224
Private Equity Investment Fund V. L.P. (1)(2)		39,113,150
Saints Capital VI, L.P. (2)		7,428,619
Samlyn Onshore Fund, LP		324,238
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,174,057
Sanderling Venture Partners VI, L.P.		1,002,267
Sterling Capital Partners II, L.P. (1)		756,968
Sterling Group Partners II, L.P.		607,563
Sterling Group Partners III, L.P.		14,924,813
Strategic Value Global Opportunities Fund I-A, L.P.		740,850
TAEF Fund, LLC		2,236,870
Tenaya Capital V, LP		3,858,091
Tenaya Capital VI, LP		6,963,522
The Column Group, L.P.		11,723,290
The Raptor Global Fund L.P.	1,209	620,169
Trivest Fund IV, L.P. (1)(2)		11,971,760
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		3,636,209
Valiant Capital Partners LP		3,435,133
VCFA Private Equity Partners IV, L.P. (1)		710,107
VCFA Venture Partners V, L.P. (1)		3,119,996
Voyager Capital Fund III, L.P.		3,464,469
WestView Capital Partners II, L.P. (1)(2)		27,112,076
Real Estate (7.89% of Partners’ Capital)
Aslan Realty Partners III, L.L.C. (1)		128,407
Cypress Realty VI Limited Partnership		3,990,461
Florida Real Estate Value Fund, L.P. (2)		4,519,699
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)(2)		14,054,319
Lone Star Real Estate Fund II (U.S.), L.P.		1,685,182
Monsoon Infrastructure & Realty Co-Invest, L.P. (1)(2)		14,753,670
Northwood Real Estate Co-Investors LP (1)		4,782,319
Northwood Real Estate Partners LP (1)		8,916,072
Parmenter Realty Fund III, L.P. (1)		1,213,383
Parmenter Realty Fund IV, L.P. (1)		6,235,502
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		6,442,901
Pennybacker II, LP (1)(2)		4,563,105
SBC Latin America Housing US Fund, LP (2)		9,180,306
Square Mile Partners III LP (1)		5,002,607
Relative Value (2.72% of Partners’ Capital)
Eton Park Fund, L.P.		1,879,670
King Street Capital, L.P.		1,035,127
Magnetar Capital Fund LP (2)		2,231,191
Magnetar SPV LLC (2)		1,004,082
OZ Asia Domestic Partners, LP (1)		1,477,945
PIPE Equity Partners LLC (3)		5,647,346
PIPE Select Fund LLC (3)		15,422,349
Stark Investments Ltd Partnership (1)		39,822
Stark Select Asset Fund, LLC		792,968

Total United States		699,467,276

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		1,024,271,141	94.51%

See accompanying notes to Financial Statements.

3

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.08% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		868,858
Private Equity (0.04% of Partners’ Capital)
Quorum Fund Ltd	8,762	377,291
Relative Value (0.52% of Partners’ Capital)
CRC Credit Fund Ltd.	49,482	4,987,942
Overseas CAP Partners, Inc.	78	638,377

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		6,872,468

Total Passive Foreign Investment Companies		6,872,468	0.64%

Private Corporations
United States
Real Estate (0.80% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		1,457,187
Legacy Partners Realty Fund III, Inc.		6,658,299
Net Lease Private REIT VI, Inc.		157,080
Net Lease Private REIT VII, Inc.		220,903
Net Lease Private REIT VII-A, Inc.		220,903

Total Private Corporations		8,714,372	0.80%

Total Investments in Investment Funds (Cost $911,797,292)		1,039,857,981	95.95%

Total Investments (Cost $911,797,292)		$1,039,857,981	95.95%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2015 were $139,638,304. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 4b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital (See Note 4b)

See accompanying notes to Financial Statements.

4

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2015

(Unaudited)

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from The Endowment Master Fund, L.P. (the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of September 30, 2015.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RICs, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of September 30, 2015, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —

unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 —	investments with other significant observable inputs

• Level 3 —	investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

In April 2015, FASB issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 820 Fair Value Measurement. The Master Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to the financial statements. Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. The retroactive application of ASU 2015-07 results in the exclusion of any Investment Funds valued using NAV as practical expedient from the investment roll forward included in the December 31, 2014 audited financial statements. As a result of adopting ASU 2015-07, Investment Funds with a fair value of $1,039,857,981 are excluded from the fair value hierarchy as of September 30, 2015.

As of September 30, 2015, the Fund does not hold any investments that have to be included in the fair value hierarchy. The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of September 30, 2015, that qualify for this valuation approach is shown in the table below.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$181,312	$29,589	up to 15 years	N/A	N/A	0-15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	63,506	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	23,348	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity (d)	Investments in nonpublic companies.	618,626	86,714	up to 10 years	N/A	N/A	0-10 years
Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	117,909	23,335	up to 10 years	N/A	N/A	0-10 years
Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	35,157	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital

		$1,039,858	$139,638

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of September 30, 2015, was $911,797,292, resulting in accumulated net unrealized appreciation of $128,060,689 consisting of $318,584,258 in gross unrealized appreciation and $190,523,569 in gross unrealized depreciation.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

(b) AFFILIATED INVESTMENT FUNDS

At September 30, 2015, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended September 30, 2015) is shown below:

Investment Funds	Shares 12/31/2014	Shares 9/30/2015	Beginning Fair Value 12/31/2014	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 9/30/2015	Interest/ Dividend Income
BDCM Partners I, L.P.			$22,100,410	$—			$(2,253,601)	$19,846,809	$—
Blueshift Energy Fund, LP			31,172,637	—	$(5,507)	$5,705	(7,867,432)	23,305,403	—
CCM Small Cap Value Qualified Fund, L.P.			1,597,648	—	(1,123,651)	—	147,045	621,042	—
Credit Distressed Blue Line Fund, L.P			8,864,067	—	—	—	2,576,730	11,440,797	—
Crosslink Crossover Fund IV, L.P.			673,237	—	(31,242)	22,623	(208,148)	456,470	—
CX Partners Fund Ltd			21,562,954	4,782,272	(3,231,226)	(43,683)	5,387,485	28,457,802	185,602
Dace Ventures I, L.P.			1,191,236	27,658	—	104,883	(202,777)	1,121,000	—
EnCap Energy Infrastructure TE Feeder, L.P.			3,765,890	236,503	(104,327)	520,232	(1,239,756)	3,178,542	6,420
Florida Real Estate Value Fund, L.P.			8,047,739	—	(3,882,631)	506,047	(151,456)	4,519,699	—
Fortelus Special Situations Fund LP			2,954,885	—	(852,424)	—	267,975	2,370,436	—
Garrison Opportunity Fund LLC			12,618,494	—	(1,894,334)	397,010	236,427	11,357,597	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			16,718,472	—	(34,234)	—	(2,629,919)	14,054,319	—
Harbinger Capital Partners Fund I, L.P.			14,495,648	—	—	—	9,096,378	23,592,026	—
Harbinger Class LS Holdings (U.S.) Trust	3,225	3,225	—	—	—	—	679,863	679,863	—
HealthCor Partners Fund, L.P.			8,050,383	101,099	(51,740)	—	(332,248)	7,767,494	—
Hillcrest Fund, L.P.			10,268,306	148,173	(707,761)	454,044	(964,433)	9,198,329	—
LC Fund IV, L.P.			19,930,273	—	—	—	2,900,960	22,831,233	—
Magnetar Capital Fund LP			3,094,731	—	(832,272)	—	(31,268)	2,231,191	—
Magnetar SPV LLC			1,447,232	—	(368,636)	—	(74,514)	1,004,082	—
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	675,206	—	—	—	(324,829)	350,377	—
Midstream & Resources Follow-On Fund, L.P.			31,689,803	92,873	(248,439)	209,680	(7,090,011)	24,653,906	346,019
Monsoon Infrastructure & Realty Co-Invest, L.P.			14,464,134	—	(1,035,107)	—	1,324,643	14,753,670	—
Passport Global Strategies III Ltd.	1,896	1,896	188,708	—	(93,462)	—	(52,756)	42,490	—
Pennybacker II, LP			5,150,000	128,952	(1,315,774)	708,323	(108,396)	4,563,105	—
Phoenix Real Estate Fund (T) L.P.			1,383,806	—	—	—	298,080	1,681,886	—
PIPE Equity Partners, LLC			7,272,700	—	(357,935)	(725,664)	(541,755)	5,647,346	—
PIPE Select Fund LLC			16,968,173	—	(923,005)	(140,111)	(482,708)	15,422,349	—
Private Equity Investment Fund IV, L.P.			5,309,069	220,698	(513,825)	177,984	912,298	6,106,224	—
Private Equity Investment Fund V, L.P.**			41,200,445	1,278,200	(1,104,598)	1,293,584	(3,554,481)	39,113,150	111,055
Quantum Parallel Partners V, L.P.			35,665,667	2,879,329	(1,436,883)	—	(2,363,581)	34,744,532	—
Saints Capital VI, L.P.			10,811,345	—	(1,102,152)	2,358,697	(4,639,271)	7,428,619	—
SBC Latin America Housing US Fund, LP			9,181,351	304,184	(343,896)	—	38,667	9,180,306	—
Tenaska Power Fund II-A, L.P.			8,319,874	181,076	(17,970)	—	510,739	8,993,719	—
Trivest Fund IV, L.P.			14,497,369	45,666	(4,364,426)	—	1,793,151	11,971,760	181,486
Trustbridge Partners III, L.P.			38,448,676	1,952,334	(380,421)	5,301,558	(7,239,991)	38,082,156	1,648,333
Tuckerbrook SB Global Distressed Fund I, L.P.			4,022,438	—	(506,972)	—	120,743	3,636,209	—
Westview Capital Partners II, L.P.			21,047,452	326,439	(4,382,408)	3,098,968	7,021,625	27,112,076	2,974,931

			$454,850,458	$12,705,456	$(31,247,258)	$14,249,880	$(9,040,522)	$441,518,014	$5,453,846

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment PMF Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 24, 2015

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 24, 2015